Note 4 - Related Party Transactions (Details Textual) - USD ($)			3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 26, 2016	Oct. 15, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2015	Sep. 16, 2016	Sep. 16, 2015
Officer [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 30,000	$ 0	$ 30,000	$ 0
Related Party Transaction, Amounts of Transaction					2,500
Accounts Payable, Related Parties, Current			12,359		12,359		$ 0	$ 102,172
Repayments of Related Party Debt					92,313
Chief Executive Officer [Member] | Common Stock Exchange for Patent Application [Member]
Stock Issued During Period, Shares, New Issues	200,000,000
Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues	200,000,000	20,000,000
Stock Issued During Period, Value, New Issues	$ 20,000
Tiber Creek [Member] | Legal and Professional Fees, Non-refundable [Member]
Operating Expenses					85,000			85,000
Related Party Transaction, Amounts of Transaction					80,000			70,000
Accounts Payable, Related Parties, Current			5,000		5,000			15,000
Tiber Creek [Member]
Common Stock, Retain, Upon the Change in Control of the Company									$ 500,000	$ 500,000
Operating Expenses			70,660		116,876		707	101,024
Accounts Payable, Related Parties, Current			$ 12,359		$ 12,359			$ 102,172